Earnings Per Share - Summary of Computation of Basic and Diluted Net Income Per Share (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to Cango Inc.'s shareholders	¥ (8,544,352)	$ (1,340,794)	¥ 3,369,517,847	¥ 390,913,892
Class A ordinary shares [Member]
Numerator:
Net income (loss) attributable to Cango Inc.'s shareholders	¥ (6,374,737)	$ (1,000,334)	¥ 2,513,009,017	¥ 289,646,757
Denominator:
Number of shares used for Basic EPS computation	216,280,000	216,280,000	224,100,000	224,070,000.00
Basic EPS | (per share)	¥ (0.03)	$ 0.00	¥ 11.21	¥ 1.29
Numerator:
Net income (loss) attributable to ordinary shareholders	¥ (6,374,737)	$ (1,000,334)	¥ 2,522,647,912	¥ 289,937,256
Reallocation of net income attributable to participating securities | ¥				100,976,636
Reallocation of net income as a result of conversion of Class B to Class A shares	(2,169,615)	(340,460)	846,869,935
Net income attributable to ordinary shareholders for diluted EPS	¥ (8,544,352)	$ (1,340,794)	¥ 3,369,517,847	¥ 390,913,892
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	216,280,000	216,280,000	224,100,000	224,070,000.00
Conversion of Series A-2preferred shares to ordinary shares				78,340,000
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	73.61	73.61	76.38
Adjustments for dilutive share options			3,420,000	870,000
Number of shares used for diluted EPS computation	289,890,000	289,890,000	303,900,000	303,280,000
Diluted EPS | (per share)	¥ (0.03)	$ 0.00	¥ 11.09	¥ 1.29
Earnings per share – ADS:
Denominator used for earnings per ADS – basic	108.14	108.14	112.05	112.04
Denominator used for earnings per ADS – diluted	144.95	144.95	151.95	151.64
Earnings per ADS – basic | (per share)	¥ (0.06)	$ (0.01)	¥ 22.43	¥ 2.59
Earnings per ADS – diluted | (per share)	¥ (0.06)	$ (0.01)	¥ 22.18	¥ 2.58
Class B ordinary shares [Member]
Numerator:
Net income (loss) attributable to Cango Inc.'s shareholders	¥ (2,169,615)	$ (340,460)	¥ 856,508,830	¥ 101,267,135
Denominator:
Number of shares used for Basic EPS computation	73,610,000	73,610,000	76,380,000	78,340,000
Basic EPS | (per share)	¥ (0.03)	$ 0.00	¥ 11.21	¥ 1.29
Numerator:
Net income (loss) attributable to ordinary shareholders	¥ (2,169,615)	$ (340,460)	¥ 846,869,935	¥ 100,976,636
Net income attributable to ordinary shareholders for diluted EPS	¥ (2,169,615)	$ (340,460)	¥ 846,869,935	¥ 100,976,636
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	73,610,000	73,610,000	76,380,000	78,340,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	73,610,000	73,610,000	76,380,000	78,340,000
Diluted EPS | (per share)	¥ (0.03)	$ 0.00	¥ 11.09	¥ 1.29